Product warranty provision - Summary of Product Warranty Provision (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Warranty provision [abstract]
Product warranty provision	$ 30,957	$ 36,099
Total	$ 30,957	$ 36,099